RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
(a)    Receivables and other current assets from related parties
The Company had the following related party transactions included in Receivables and other current assets and in Assets classified as held for sale in the Consolidated balance sheets:

		Years ended December 31,
	Notes	2019	2018
Sadiola and Yatela (Non-interest bearing)
Balance, beginning of the year		$0.1	$0.1
Advances		0.2	0.3
Repayments		(0.3)	(0.3)
Balance, end of the year	9	$—	$0.1
Sadiola Sulphide Project (LIBOR plus 2%)[1]
Balance, beginning of the year		$14.0	$36.3
Advances		—	0.9
Repayments		(4.0)	(12.3)
Write-down of receivable[2]	12	—	(10.9)
Reclassified to assets held for sale	12	(10.0)	—
Balance, end of the year	12, 15	$—	$14.0

1
These advances were part of an extended loan agreement, reached in the fourth quarter of 2016, for the Sadiola Sulphide Project, and are to be repaid on the earlier of December 31, 2020 or, at such time as Sadiola has sufficient free cash flow.

2	Write-down of receivable due to a decrease in the fair value of the collateral.
During the year ended December 31, 2019, the Company spent $nil (December 31, 2018 - $0.9 million) to fund the Yatela closure plan. Funding of the closure plan had been recognized as a reduction of the provision for Yatela as a result of the Company equity accounting for the investment (note 12). With the reclassification of the investment in Yatela to liabilities held for sale, subsequent funding will reduce the liabilities held for sale.

(b)	Compensation of key management personnel
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2019	2018
Salaries and other benefits	$5.6	$7.1
Share-based payments	5.1	4.4
	$10.7	$11.5